Consolidated Statements of Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2024 ₪ / shares
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	₪ 1.33